Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Prepaid Expenses [Line Items]
Insurance premium	R$ 47,506
Aircraft and engine leases	39,989
Guarantee commission	16,332
Other	57,792
Total prepaid expenses	161,619
Current	139,403	R$ 115,453	R$ 82,656
Non-current	R$ 22,216	21,683	R$ 4,472
As Restated [Member]
Schedule Of Prepaid Expenses [Line Items]
Insurance premium		33,385
Aircraft and engine leases		28,234
Guarantee commission		20,682
Other		54,835
Total prepaid expenses		137,136
Current		115,453
Non-current		R$ 21,683